OTHER RESERVES (Details) - Share buy-back programme [member] - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OTHER RESERVES (Details) [Line Items]
Stock Repurchased and Retired During Period, Shares (in Shares)	1,887	1,578
Stock Repurchased and Retired During Period, Value	£ 1,095	£ 1,005
Capital redemption reserve [member]
OTHER RESERVES (Details) [Line Items]
Credit derivative, nominal amount	£ 189	£ 158